Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.
COMMITMENTS AND CONTINGENCIES

Operating lease commitment

Upon the adoption of ASC 842, Leases on January 1, 2018, future minimum lease payments for operating lease liabilities as of December 31, 2021 and 2022 are disclosed in Note 6.

Contingencies

On July 19, 2022, the Company and certain of its officers and directors were named as defendants in a putative securities class action filed on July 19, 2022 in the U.S. District Court for the Central District of California. The action was brought on behalf of a class of persons who allegedly suffered damages caused by the alleged misstatements and omissions in the Company’s IPO prospectus and registration statement, allegedly in violation of the Sections 11, 12(a)(2) and 15 of the U.S. Securities Act of 1933. On November 18, 2022, the case was transferred to the U.S. District Court for the Southern District of New York. The Company filed its motion to dismiss the Complaint on March 31, 2023.

This case remains in the preliminary stage and the likelihood of any unfavorable outcome or the amount or range of any potential loss associated with the resolution of this lawsuit cannot be reasonably estimated. Therefore, no accrual for contingency loss was recognized in the consolidated statements of operations.

From time to time, the Group may be subject to other legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.